Commitments and Contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 USD ($)
Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Annual premium, fixed portion (patacas converted to USD at balance sheet date)	MOP$ 30	$ 4,000,000
Annual premium, variable portion, minimum (patacas converted to USD at balance sheet date)	76	9,000,000
Minimum annual gaming tax due on gross gaming revenue	4,500,000,000	561,000,000
Handover fee per square meter for period one through three	750	93
Handover fee per square meter for period four through ten	2,500	311
Annual handover fee for period one through three		13,000,000
Annual handover fee for period four through ten		42,000,000
Gaming and non-gaming financial concession commitment	30,240,000,000	3,770,000,000
Non-gaming financial concession commitment	MOP$ 27,800,000,000	$ 3,460,000,000
Increase in percentage of non-gaming projects spend if Macao GGR exceeds certain threshold	20.00%	20.00%
Annual market gross gaming revenue threshold requiring increase in non-gaming spend	MOP$ 180,000,000,000	$ 22,420,000,000
Annual percentage decrease in non-gaming project spend if revenue trigger occurs on/after year six	4.00%	4.00%
Additional non-gaming financial commitment due to revenue trigger		$ 700,000,000
Gaming tax on gross gaming revenues [Member]
Concession and subconcession [Line Items]
Gaming tax rates	35.00%	35.00%
Gaming tax on gross gaming revenues [Member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Gaming tax rates	35.00%	35.00%
Additional tax on gross gaming revenues [Member]
Concession and subconcession [Line Items]
Gaming tax rates	4.00%	4.00%
Additional tax on gross gaming revenues [Member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Gaming tax rates	5.00%	5.00%
Gaming Table Reserved [Member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	MOP$ 300,000	$ 37,360
Gaming Table Not Reserved [Member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	150,000	18,680
Gaming Table [Member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Minimum annual gaming tax due on gross gaming revenue per unit	7,000,000	1,000,000
Electrical Or Mechanical Gaming Machine [Member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	1,000	125
Minimum annual gaming tax due on gross gaming revenue per unit	MOP$ 300,000	37,360
Not later than one year [member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		41,000,000
Later than one year and not later than two years [member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		41,000,000
Later than 2 years and no later than 3 years | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		41,000,000
Later than 3 years and no later than 4 years | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		41,000,000
Later than 4 years and no later than 5 years | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		41,000,000
Later than five years and not later than ten years [member] | Venetian Macau Limited [Member]
Concession and subconcession [Line Items]
Subconcession minimum future payments		$ 203,000,000